EQUIPMENT ON OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2011
EQUIPMENT ON OPERATING LEASES
Summary of equipment on operating leases

	2011	2010
Equipment on operating leases	$830,607	$812,051
Less:
Residual reserve	(599)	(3,782)
Accumulated depreciation	(182,391)	(194,376)

Equipment on operating leases, net	$647,617	$613,893

Schedule of lease payments owed to the Company for equipment under non-cancelable operating leases

2012	$93,024
2013	57,107
2014	24,120
2015	8,810
2016 and thereafter	1,729

Total	$184,790